Fair Value Measurements (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Fair Value Measurements (Textual) [Abstract]
Re-measured carrying value of impaired loans		$ 72,500,000	$ 107,300,000
Re-measured charge off and increase in reserves		17,000,000	16,900,000
Carrying value of foreclosed assets held for sale		17,040,000	16,937,000
Investment in LLCs		17,222,000	17,674,000
Company's impairment charge	200,000
Foreclosed assets held for sale that were re-measured during the period		$ 3,900,000	$ 9,700,000